Intangible Assets and Impairment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Gross carrying amounts
Balance			$ 164,142,355	$ 164,074,614	$ 164,074,614
Foreign currency translation			(184,036)		67,741
Balance	$ 163,958,319		163,958,319		164,142,355
Accumulated amortization
Balance			58,496,618	42,105,966	42,105,966
Amortization expense	4,064,631	$ 4,092,683	8,136,369	8,183,361	16,369,467
Impairment			97,279,517
Foreign currency translation			45,815		21,185
Balance	163,958,319		163,958,319		58,496,618
Total finite-lived intangible assets	0		0		105,645,737
Bad Debt Guarantee [Member]
Gross carrying amounts
Balance			606,749	606,498	606,498
Foreign currency translation			(680)		251
Balance	606,069		606,069		606,749
Accumulated amortization
Balance			575,601	448,069	448,069
Amortization expense			31,080		127,317
Impairment			0
Foreign currency translation			(612)		215
Balance	606,069		606,069		575,601
Total finite-lived intangible assets	0		0
Non- Compete Agreement [Member]
Gross carrying amounts
Balance			1,824,531	1,823,778	1,823,778
Foreign currency translation			(2,045)		753
Balance	1,822,486		1,822,486		1,824,531
Accumulated amortization
Balance			678,122	501,545	501,545
Amortization expense			87,993		176,329
Impairment			1,055,923
Foreign currency translation			448		248
Balance	1,822,486		1,822,486		678,122
Total finite-lived intangible assets	0		0
Profit Interest Agreement [Member]
Gross carrying amounts
Balance			161,711,075	161,644,338	161,644,338
Foreign currency translation			(181,311)		66,737
Balance	161,529,764		161,529,764		161,711,075
Accumulated amortization
Balance			57,242,895	$ 41,156,352	41,156,352
Amortization expense			8,017,296		16,065,821
Impairment			96,223,594
Foreign currency translation			45,979		20,722
Balance	161,529,764		161,529,764		$ 57,242,895
Total finite-lived intangible assets	$ 0		$ 0